UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppuage, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/2008

Item 1.  Reports to Stockholders.

FREE ENTERPRISE ACTION FUND

SEMI-ANNUAL REPORT

JUNE 30, 2008

1-800-766-3960

www.freeenterpriseactionfund.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Free Enterprise Action Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Free Enterprise Action Fund

FUND PERFORMANCE AND PORTFOLIO

The FEAOX returned (12.04%) for the first quarter of 2008, after expenses of 1.75%, as compared to a (12.03%) return for the S&P 500 Index.

The FEAOX’s performance met the goal of tracking the market. Market performance is attributed to higher energy prices, a poor housing market and credit/liquidity concerns among financial service companies that led to a broad market downturn.

The FEAOX owns common stock in approximately 388 of the companies in the S&P 500.As of June 30, the market cap of the FEAOX was approximately $10.85 million, representing an increase (decrease) of approximately (3.1%) in market capitalization from the prior quarter.

FEAOX ADVOCACY

The FEAOX’s advocacy efforts are directed at promoting shareholder value over the long-term and defending the American system of free enterprise.

Fund advocacy activities for the second quarter included advocating global warming and environment-related shareholder proposals at Alcoa, Bank of America, Citigroup, ConocoPhillips, Dupont, Exelon, Ford, FPL Group, General Electric, Goldman Sachs, JPMorgan Chase, Lehman Brothers and PepsiCo.

The Fund also proposed and advocated at ExxonMobil a shareholder proposal that would result in the banning of most activist shareholder proposals. While none of the Fund’s proposals won a majority of shareholder votes, the proposals enabled the Fund to discuss these issues with the various managements and to obtain significant media coverage (See below).

The Fund also attended the Walt Disney Co shareholder meeting and engaged management on its decision to not sell the DVD of the successful ABC television miniseries, “The Path to 9/11.”

FEAOX IN THE NEWS

The FEAOX attracted much interest from the media during the first half of Q2 2008 including:

• American Banker, Fund leaders seek Countrywide probe, June 23, 2008

• Fox Business Channel, Happy Hour, June 3, 2008

• Newsweek, Is Wal-Mart too liberal?, May 31, 2008

• Industry Week, ExxonMobil softens tone on climate amid shareholder pressure, May 30, 2008

• Austin American-Statesman, Exxon investors veto plans to split power, go greener, May 29, 2008

• Financial Week, Shareholder proposal to end shareholder proposals fails at Exxon, May 29, 2008

• The Independent (UK), ExxonMobil fights off call to invest in oil alternatives, May 29, 2008

• Fox Business Channel, May 28, 2008

• Agence France Presse, Shareholders to force ExxonMobil to consider climate, May 28, 2008

• BusinessWeek, Exxon resists green demands, May 28, 2008

• Dallas Morning News, Exxon annual meeting in Dallas may be volatile, May 28, 2008

• Houston Chronicle, Exxon Mobil leader keeps both hats, May 28, 2008

• National Public Radio, Exxon not into climate change talk (Marketplace), May 28, 2008

• Bloomberg, Tillerson to face Rockfellers, Nuns in Exxon Meeting Showdown, May 27, 2008

• The Guardian (UK), Exxon investors propose ban on green activism, May 27, 2008

• Daily Telegraph (UK), ExxonMobil's Rockefeller spat leads to blocking proposal, May 22, 2008

• Washington Post, Murdoch Diplomacy: Behind O'Reilly's Electric Attacks, May 19, 2008

• Reuters, ConocoPhillips says record crude prices a foe, May 15, 2008

• Banking Wire, SEC Allows Shareholder Vote On Equator Principles Proposal, May 12, 2008

• Pittsburgh Tribune-Review, Taking Out the Junk, May 10, 2008

• Fox News, The O'Reilly Factor (General Electric Doing Business with Iran), May 8, 2008

• US Banker, SEC Allows Shareholder Vote On Equator Principles Proposal, May 2008

• Pittsburgh Tribune-Review, Gadflies try to get answers out of GE execs, April 27, 2008

• Erie Times-News, GE supports environmental effort, April 25, 2008

• CNNMoney.com, Countrywide takes backseat at BofA meeting, April 23, 2008

• Financial Week, The IR Tiger in Exxon's Tank, April 21, 2008

• Houston Chronicle, Green makes him see red, April 17, 2008

• Reuters, Fewer mutual funds nix climate proposals, April 16, 2008

• Reuters, Exxon CEO pay up nearly 18 percent in 2007, April 10, 2008

• Pittsburgh Tribune-Review, Little fund says GE's 'junk science' hurts business, April 10, 2008

• The Examiner (Baltimore, MD), Pepsi dives into dangerous global warming wars, March 28, 2008

• Washington Times, Investor: Disney shelved 9/11 film, March 22, 2008

• Wall Street Journal, How Much Green Do Shareholders Want?, March 15, 2008

• GreenTechMedia.com, Bottom Line for Green Initiatives: Good or Bad?, March 15, 2008

• CNNMoney.com, Dueling Shareholder Interests Drive the Greening of America, March 14, 2008

• The Economist, The Greening of Wall Street, March 13, 2008

• Fox News Channel, "Just Business" (Special Report), March 10, 2008

• Orlando Sentinel, Disney defends its TV programming at shareholders meeting, March 7, 2008

• Reuters/Hollywood Reporter, Disney steers clear of 'Path to 9/11', March 7, 2008

• CNNMoney.com, Activist Fund Seeks Ban On 'Nuisance Shareholders', February 22, 2008

• Wall Street Journal, At U.N., Investors Try to Divine How Soon U.S. Will Go Green, February 9, 2008

• Dow Jones Newswires, GE Can't Block Shareholder Vote On Climate-Change Costs, January 24, 2008

• Inside Counsel, Climate Disclosure; Investors ask the SEC to develop standards for reporting global warming risk, January 2008

FEAOX MEDIA RELEASES

The FEAOX issued the following media releases during Q2 2008:

• Obama Advised Against Picking Sam Nunn as Running Mate; Former Senator and General Electric Board Member Allowed GE to Do Business with Iran, June 24, 2008

• GE’s Board of Directors should dismiss CEO Jeff Immelt, says the Free Enterprise Action Fund (Ticker: FEAOX); Immelt’s support for economy killing global warming legislation being debated in Senate is last straw, Fund says, June 3, 2008

• 2008 Proxy Voter Guide for Libertarian and Conservative Shareholders Released by Free Enterprise Action Fund (Ticker: FEAOX), April 14, 2008

• SEC Allows Shareholder Effort to Ask Banks About ‘Green-washing’; Citigroup and Bank of America Must Put ‘Equator Principles’ Proposal to Shareholder Vote, March 17, 2008

• Disney CEO shouldn’t put personal politics and favorite presidential candidate over shareholders; Shareholders urged in new YouTube video to attend annual meeting and demand to know why Disney isn’t selling ‘The Path to 9/11’ DVD, February 26, 2008

• UN climate meeting promotes risky corporate climate schemes, says Free Enterprise Action Fund (Ticker: FEAOX); Mutual fund warns that corporate climateering threatens shareholder and state retiree pension assets, February 14, 2008

• SEC denies Lehman Brothers bid to block global warming shareholder proposal; Lehman climate policy based on erroneous information says Free Enterprise Action Fund (Ticker: FEAOX), February 6, 2008

• SEC denies General Electric bid to block global warming shareholder proposal; Amid economic downturn, GE should justify lobbying for economy-harming climate legislation, says Free Enterprise Action Fund (Ticker: FEAOX), January 24, 2008

LOOKING AHEAD

The Free Enterprise Action Fund is looking forward to a productive 2008. In items of investment performance, we intend to continue holding our diversified portfolio of large-cap companies and managing the portfolio so as to produce a market-based return. In terms of advocacy, we are looking forward to preparing for our fifth shareholder proxy season.

Before investing, please read the Free Enterprise Action Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  An investor should also consider the Fund's investment objective, charges expenses, and risk carefully before investing. This and other information about the Fund is contained in the fund's prospectus, which can be obtained by calling 1-800-766-3960. Please read the prospectus carefully before investing. Distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited)
	Shares	Market Value
COMMON STOCKS - 92.93%
Advertising - 0.15%
Interpublic Group of Companies, Inc. *	376	$ 3,234
Omnicom Group, Inc.	288	12,925
		16,159
Aerospace/Defense - 2.13%
Boeing Co.	727	47,778
General Dynamics Corp.	367	30,901
Goodrich Corp.	106	5,031
L3 Communications Holdings, Inc.	105	9,541
Lockheed Martin Corp.	321	31,670
Northrop Grumman Corp.	312	20,873
Raytheon Co.	409	23,019
Rockwell Collins, Inc.	143	6,858
United Technologies Corp.	914	56,394
		232,065
Agriculture - 1.56%
Altria Group, Inc.	1,938	39,845
Archer-Daniels-Midland Co.	595	20,081
Philip Morris International, Inc.	1,938	95,718
Reynolds American, Inc.	136	6,347
UST, Inc.	136	7,427
		169,418
Airlines - 0.08%
Southwest Airlines Co.	665	8,672

Apparel - 0.33%
Coach, Inc. *	346	9,992
Nike, Inc.	345	20,565
V.F. Corp.	75	5,338
		35,895
Auto Manufacturers - 0.26%
Ford Motor Co. *	1,590	7,648
General Motors Corp.	515	5,923
Paccar, Inc.	338	14,139
		27,710
Auto Parts & Equipment - 0.14%
Johnson Controls, Inc.	540	15,487

Banks - 3.73%
Banco Bilbao Vizcaya Argentaria, S.A.	123	2,333
Bank of America Corp.	4,193	100,087
Bank of New York Mellon Corp.	1,031	39,003
Bb&t Corp.	488	11,112
Capital One Financial Corp.	376	14,292
Comerica, Inc.	135	3,460
Fifth Third Bancorp	505	5,141
Keycorp	341	3,744
M&T Bank Corp.	66	4,656

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Banks - (Continued) 3.73%
Marshall & Ilseley Corp.	213	$ 3,265
National City Corp.	568	2,709
Northern Trust Corp.	158	10,834
PNC Financial Services Group, Inc.	273	15,588
Regions Financial Corp.	657	7,168
State Street Corp.	310	19,837
SunTrust Banks, Inc.	328	11,880
Toronto Dominion Bank	65	4,048
U.S. Bancorp	1,603	44,708
Wachovia Corp.	1,778	27,612
Wells Fargo & Co.	3,133	74,409
		405,886
Beverages - 2.29%
Anheuser-Busch Cos, Inc.	698	43,360
Brown-Forman Corp.	67	5,063
Coca-Cola Co.	1,886	98,034
Coca-Cola Enterprises, Inc.	232	4,014
Pepsi Bottling Group, Inc.	115	3,211
Pepsico, Inc.	1,500	95,385
		249,067
Biotechnology - 1.36%
Amgen, Inc.*	1,050	49,518
Biogen Idec, Inc.*	289	16,152
Celgene Corp.*	338	21,588
Genzyme Corp.*	221	15,916
Gilead Sciences, Inc.*	836	44,266
		147,440
Building Materials - 0.05%
Masco Corp.	335	5,270

Chemicals - 1.89%
Air Products & Chemicals, Inc.	200	19,772
DOW Chemical Company	873	30,476
E. I. du Pont De Nemours & Co.	831	35,642
Eastman Chemical Co.	70	4,820
Ecolab, Inc.	151	6,491
Monsanto Co.	493	62,335
PPG Industries, Inc.	139	7,974
Praxair, Inc.	293	27,612
Rohm and Haas Co.	121	5,619
Sherwin Williams Co.	96	4,409
		205,150
Coal - 0.37%
Consol Energy, Inc.	155	17,417
Patriot Coal Corp.*	22	3,372
Peabody Energy Corp.	224	19,723
		40,512

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Commercial Services - 0.84%
Apollo Group, Inc.*	119	$ 5,267
Automatic Data Processing, Inc	505	21,160
Block H&R, Inc.	271	5,799
Equifax, Inc.	108	3,631
McKesson Corp.	271	15,152
Moody's Corp.	199	6,854
Paychex, Inc.	287	8,977
R R Donnelley & Sons Co.	181	5,374
Robert Half International, Inc	144	3,452
Western Union Co.	646	15,969
		91,635
Computers - 4.98%
Affiliated Computer Services, Inc.*	98	5,242
Apple, Inc.*	802	134,287
Cognizant Technology Solutions Corp.*	240	7,802
Computer Sciences Corp.*	146	6,839
Dell Inc.*	2,068	45,248
Electronic Data Systems Corp.	436	10,743
EMC Corp.*	2,055	30,188
Hewlett Packard Co.	2,510	110,967
International Business Machines Corp.	1,387	164,401
NCR Corp.*	153	3,856
NetApp Inc.*	313	6,780
Sandisk Corp.*	189	3,534
Sun Microsystems, Inc.*	741	8,062
Teradata Corp.*	153	3,540
		541,489
Cosmetics/Personal Care - 2.12%
Avon Products, Inc.	407	14,660
Colgate Palmolive Co.	470	32,477
Estee Lauder Cos., Inc.	108	5,017
Procter & Gamble Co.	2,936	178,538
		230,692
Distribution/Wholesale - 0.10%
Genuine Parts Co.	145	5,754
WW Grainger, Inc.	63	5,153
		10,907
Diversified Financial Services - 4.51%
American Express Co.	1,101	41,475
Ameriprise Financial, Inc.	206	8,378
Citigroup, Inc.	4,580	76,761
CME Group, Inc.	34	13,028
Countrywide Financial Corp.	714	3,035
Discover Financial Services	451	5,940
Federal Home Loan Mortgage	628	10,299
Federal National Mortgage Association	891	17,383
Franklin Resources, Inc.	151	13,839
Goldman Sachs Group, Inc.	402	70,310
J.P. Morgan Chase & Co.	3,228	110,753

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Diversified Financial Services - (Continued) 4.51%
Janus Capital Group, Inc.	174	$ 4,606
Legg Mason, Inc.	111	4,836
Lehman Brothers Holdings, Inc.	487	9,647
Merrill Lynch & Company, Inc.	809	25,653
Morgan Stanley	978	35,276
Charles Schwab Corp.	928	19,061
SLM Corp.*	374	7,237
T. Rowe Price Group, Inc.	222	12,536
		490,053
Electric - 3.23%
AES Corp.*	560	10,758
Allegheny Energy, Inc.	139	6,965
Ameren Corp.	174	7,348
American Electric Power, Inc.	363	14,603
Centerpoint Energy, Inc.	264	4,237
Consolidated Edison, Inc.	209	8,170
Constellation Energy Corp.	152	12,479
Dominion Resources, Inc.	631	29,966
DTE Energy Co.	149	6,325
Duke Energy Corp.	1,128	19,605
Edison International	301	15,465
Entergy Corp.	188	22,650
Exelon Corp.	605	54,426
FirstEnergy Corp.	294	24,205
FPL Group, Inc.	366	24,002
PG&E Corp.	294	11,669
PPL Corp.	348	18,190
Progress Energy, Inc.	215	8,993
Public Service Enterprise Group, Inc.	456	20,944
Southern Co.	675	23,571
Xcel Energy, Inc.	343	6,884
		351,455
Electrical Components & Equipments - 0.34%
Emerson Electric Co.	737	36,445

Electronics - 0.55%
Agilent Technologies, Inc.*	344	12,226
Applera Corp.	155	5,189
Thermo Fisher Scientific, Inc.*	372	20,732
Tyco Electronics Ltd.	460	16,477
Waters Corp.*	87	5,612
		60,236
Engineering & Construction - 0.13%
Fluor Corp.	75	13,957

Entertainment - 0.07%
International Game Technology	287	7,169

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Environmental Control - 0.17%
Waste Management, Inc.	492	$ 18,553

Food - 1.63%
Campbell Soup Co.	193	6,458
Conagra Foods, Inc.	429	8,271
General Mills, Inc.	316	19,203
HJ Heinz Co.	279	13,350
Hershey Foods Corp.	147	4,819
Kellogg Co.	211	10,132
Kraft Foods, Inc.	1,322	37,611
Kroger Co.	654	18,881
Safeway, Inc.	374	10,678
Sara Lee Corp.	637	7,803
Supervalu, Inc.	177	5,468
Sysco Corp.	559	15,378
Whole Foods Market, Inc.	121	2,866
WM Wrigley, Jr. Co.	206	16,023
		176,941
Forest Products & Paper - 0.28%
International Paper Co.	410	9,553
Plum Creek Timber Co., Inc.	152	6,492
WestVaco Corp.	154	3,671
Weyerhaeuser Co.	206	10,535
		30,251
Gas - 0.11%
Sempra Energy	221	12,475

Hand/Machine Tools - 0.03%
Black & Decker Corp.	57	3,278

Healthcare-Products - 3.40%
CR Bard, Inc.	87	7,652
Baxter International, Inc.	596	38,108
Becton Dickinson & Co.	222	18,049
Boston Scientific Corp.*	1,088	13,372
Covidien Ltd.	455	21,790
Johnson & Johnson	2,702	173,847
Medtronic, Inc.	1,039	53,768
St. Jude Medical, Inc.*	297	12,141
Stryker Corp.	266	16,726
Zimmer Holdings, Inc.*	216	14,699
		370,152
Healthcare-Services - 1.02%
Aetna, Inc.	488	19,779
Cigna Corp.	261	9,237
Coventry Health Care, Inc.*	132	4,015
Humana, Inc.*	139	5,528
Laboratory Corp of America Hld.*	106	7,381
Quest Diagnostics, Inc.	135	6,543

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Healthcare-Services - (Continued) 1.02%
UnitedHealth Group, Inc.	1,222	$ 32,078
WellPoint, Inc. *	559	26,642
		111,203
Home Furnishings - 0.04%
Whirlpool Corp.	66	4,074

Household Products/Wares - 0.40%
Avery Dennison Corp.	78	3,427
Clorox Co.	128	6,682
Fortune Brands, Inc.	128	7,988
Kimberly Clark Corp.	412	24,629
		42,726
Housewares - 0.04%
Newell Rubbermaid, Inc.	233	3,912

Insurance - 3.39%
Ace Ltd.	295	16,252
Aflac, Inc.	449	28,197
Allstate Corp.	566	25,804
American International Group, Inc.	2,418	63,980
Aon Corp.	263	12,082
Chubb Corp.	371	18,183
Cincinnati Financial Corp.	146	3,708
Genworth Financial, Inc.	382	6,803
Hartford Financial Services Group, Inc	279	18,015
Lincoln National Corp.	264	11,964
Loews Corp.	412	19,323
Marsh & Mclennan Companies, Inc.	495	13,142
Metlife, Inc.	690	36,411
Principal Financial Group, Inc.	228	9,569
Progressive Corp.	650	12,168
Prudential Financial, Inc.	436	26,047
Safeco Corp.	88	5,910
The Travelers Companies, Inc	622	26,995
Torchmark Corp.	84	4,927
Unumprovident Corp.	289	5,910
XL Capital Ltd.	152	3,125
		368,515
Internet - 1.93%
Amazon.Com, Inc.*	285	20,899
EBAY, Inc.*	1,060	28,970
Google, Inc.*	206	108,442
IAC/Interactive Corp.*	189	3,644
Symantec Corp.*	824	15,944
Verisign, Inc.*	208	7,862
Yahoo, Inc.*	1,146	23,676
		209,437

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Iron/Steel - 0.41%
Allegheny Technologies, Inc.	86	$ 5,098
Nucor Corp.	275	20,534
United States Steel Corp.	104	19,217
		44,849
Leisure Time - 0.20%
Carnival Corp.	404	13,316
Harley Davidson, Inc.	223	8,086
		21,402
Lodging - 0.16%
Marriott International, Inc.	290	7,610
Starwood Hotels & Resorts WorldWide, Inc.	183	7,333
Wyndham Worldwide Corp.	169	3,027
		17,970
Machinery-Construction & Mining - 0.40%
Caterpillar, Inc.	587	43,332

Machinery-Diversified - 0.44%
Cummins, Inc.	176	11,532
Deere & Co.	417	30,078
Rockwell International Corp.	148	6,472
		48,082
Media - 2.55%
CBS Corp.	658	12,824
Clear Channel Communications, Inc.	455	16,016
Comcast Corp.	2,739	51,959
Walt Disney Co.	1,871	58,375
Gannett, Inc.	199	4,312
Mcgraw-Hill Companies, Inc.	321	12,879
News Corp, Inc.	1,971	29,644
The DIRECTV Group, Inc.*	686	17,774
Time Warner, Inc.	3,722	55,086
Viacom, Inc.*	597	18,232
		277,101
Metal Fabricate/Hardware - 0.10%
Precision Castparts Corp	117	11,275

Mining - 0.82%
Alcoa, Inc.	794	28,282
Freeport-McMoran Copper & Gold, Inc.	313	36,680
Newmont Mining Corp Holding Co.	381	19,873
Vulcan Materials Co.	81	4,842
		89,677
Miscellaneous Manufacturers - 4.28%
3M Co.	678	47,182
Cooper Industries, Inc.	156	6,162
Danaher Corp.	220	17,006
Dover Corp.	173	8,368
Eastman Kodak Co.	243	3,506
Eaton Corp.	127	10,791

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Miscellaneous Manufacturers - (Continued) 4.28%
General Electric Co.	9,606	$ 256,384
Honeywell International, Inc.	737	37,056
Illinois Tool Works, Inc.	384	18,244
Ingersoll-Rand Co.	304	11,379
ITT Industries, Inc.	156	9,879
Parker Hannifin Corp.	153	10,912
Textron, Inc.	212	10,161
Tyco International Ltd.	455	18,218
		465,248
Office/Business Equipment - 0.17%
Pitney Bowes, Inc.	188	6,411
Xerox Corp.	895	12,136
		18,547
Oil & Gas - 12.30%
Anadarko Petroleum Corp.	421	31,508
Apache Corp.	300	41,700
Chesapeake Energy Corp.	577	38,059
ChevronTexaco Corp.	2,030	201,234
ConocoPhillips	1,524	143,850
Devon Energy Corp.	405	48,665
EOG Resources, Inc.	221	28,995
Exxon Mobil Corp.	5,438	479,251
Hess Corp.	223	28,140
Marathon Oil Corp.	649	33,664
Murphy Oil Corp.	158	15,492
Nabors Industries Ltd.*	366	18,018
Noble Corp.	330	21,437
Occidental Petroleum Corp.	780	70,091
Questar Corp.	144	10,230
Sunoco, Inc.	106	4,313
Transocean, Inc.*	377	57,451
Valero Energy Corp.	553	22,773
XTO Energy, Inc.	620	42,477
		1,337,348
Oil & Gas Services - 3.24%
Baker Hughes, Inc.	372	32,490
BJ Services Co.	254	8,113
Halliburton Co.	1,072	56,891
National-Oillwell, Varco, Inc.*	496	44,005
Schlumberger Ltd.	1,450	155,774
Smith International, Inc.	169	14,051
Weatherford International Ltd.*	816	40,465
		351,789
Packaging & Containers - 0.04%
Ball Corp.	87	4,153

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Pharmaceuticals - 4.85%
Abbott Labs.	1,392	$ 73,734
Allergan, Inc.	256	13,325
Amerisource Bergen Corp.	168	6,718
Barr Labs, Inc.*	90	4,057
Bristol-Myers Squibb Co.	1,786	36,667
Cardinal Health, Inc.	364	18,775
Eli Lilly & Co.	894	41,267
Express Scripts, Inc.*	232	14,551
Forest Labs, Inc.*	269	9,345
Hospira, Inc.*	131	5,254
Medco Health Solutions, Inc.*	522	24,638
Merck & Company, Inc.*	2,030	76,511
Pfizer, Inc.	6,682	116,735
Schering Plough Corp.	1,357	26,719
Wyeth	1,236	59,279
		527,575
Pipelines - 0.45%
El Paso Corp.	583	12,674
Spectra Energy Corp.	527	15,146
Williams Cos., Inc.	537	21,646
		49,466
REITS - 0.66%
Boston Properties, Inc.	97	8,751
Equity Residential	245	9,376
Kimco Realty Corp.	185	6,386
ProLogis	208	11,305
Public Storage, Inc.	103	8,321
Simon Property Group, Inc.	202	18,158
Vornado Realty Trust	104	9,152
		71,449
Retail - 5.01%
Autozone, Inc.*	44	5,324
Bed Bath & Beyond, Inc.*	238	6,688
Best Buy, Inc.	369	14,612
Costco Wholesale Corp	420	29,459
CVS Corp.	1,397	55,279
Darden Resturants, Inc.	123	3,929
Gap, Inc.	451	7,518
Home Depot, Inc.	1,843	43,163
Kohls Corp.*	296	11,852
Limited, Inc.	286	4,819
Lowe's Companies, Inc.	1,393	28,905
Macy's, Inc.	490	9,516
McDonalds Corp.	1,107	62,236
Nordstrom, Inc.	193	5,848
JC Penney, Inc.	188	6,823
Sears Holding, Corp.*	70	5,156
Staples, Inc.	614	14,583

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Retail - (Continued) 5.01%
Starbucks Corp.*	697	$ 10,971
Target Corp.	780	36,262
Tiffany & Company	115	4,686
TJX Companies, Inc.	381	11,990
Wal Mart Stores, Inc.	2,129	119,650
Walgreen Co.	914	29,714
Yum! Brands, Inc.	460	16,141
		545,124
Savings & Loans - 0.04%
Washington Mutual, Inc.	865	4,264

Semiconductors - 2.32%
Advanced Micro Devices, Inc.*	459	2,676
Altera Corp.	304	6,293
Analog Devices, Inc.	300	9,531
Applied Materials, Inc.	1,266	24,168
Broadcom Corp.*	398	10,861
Intel Corp.	5,340	114,704
Kla-Tencor Corp.	169	6,880
Linear Technology Corp.	257	8,370
Maxim Integrated Products, Inc.	273	5,774
Micron Technology, Inc.*	625	3,750
National Semiconductor Corp.	253	5,197
Nvidia Corp.*	447	8,368
Texas Instruments, Inc.	1,373	38,665
Xilinx Inc.	289	7,297
		252,534
Software - 3.46%
Adobe Systems, Inc.*	522	20,562
Autodesk, Inc.*	197	6,661
BMC Software, Inc.*	172	6,192
Citrix Systems, Inc.*	155	4,559
Computer Associates International, Inc.	347	8,013
Electronic Arts, Inc.*	259	11,507
Fidelity National Information	137	5,057
Fiserv, Inc.*	147	6,669
IMS Health, Inc.	170	3,961
Intuit, Inc.*	291	8,023
Microsoft Corp.	7,938	218,374
Oracle Corp.*	3,659	76,839
		376,417
Telecommunications - 5.46%
AT&T, Inc.	5,777	194,627
Centurytel, Inc.	97	3,452
Cisco Systems, Inc.*	5,665	131,768
Corning, Inc.	1,431	32,985
Embarq Corp.	126	5,956
Juniper Networks, Inc.*	478	10,602
Motorola, Inc.	2,220	16,295

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
June 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Telecommunications - (Continued) 5.46%
Qualcomm, Inc.	1,505	$ 66,777
Qwest Communications Intl, Inc.	1,341	5,270
Sprint Nextel Corp.	2,685	25,508
Verizon Communications, Inc.	2,684	95,014
Windstream Corp.	399	4,924
		593,178
Toys/Games/Hobbies - 0.10%
Hasbro, Inc.	137	4,894
Mattel, Inc.	320	5,478
		10,372
Transportation - 1.82%
Burlington Northern Santa Fe	322	32,165
CSX Corp.	403	25,312
Fedex Corp.	281	22,140
Norfolk Southern Corp.	345	21,622
Union Pacific Corp.	488	36,845
United Parcel Service, Inc.	978	60,118
		198,202

TOTAL COMMON STOCKS (Cost $10,373,632)		10,103,640

SHORT TERM INVESTMENTS - 6.04%
Huntington Money Market Fund, 1.34%+	656,916	656,916

TOTAL SHORT TERM INVESTMENTS (Cost $656,916)		656,916

TOTAL INVESTMENTS (Cost $11,030,548)- 98.97%		10,760,556
Other assets less liabilities - 1.03%		111,738
NET ASSETS- 100.00%		$ 10,872,294
__________
* Non-Income producing security.
+Variable rate security. Rate shown is as of June 30, 2008.
REITs- Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2008

Assets:
Investments in Securities at Market Value (identified cost $11,030,548)	$ 10,760,556
Dividends and Interest Receivable	14,203
Receivable for Securities Sold	41,067
Due from Investment Adviser	1,258
Prepaid Expenses and Other Assets	71,422
Total Assets	10,888,506

Liabilities:
Accrued Administration Fees	2,667
Accrued Fund Accounting Fees	2,100
Accrued Transfer Agency Fees	1,250
Accrued Custody Fees	945
Accrued Expenses and Other Liabilities	9,250
Total Liabilities	16,212

Net Assets (Unlimited shares of no par value interest authorized;
1,053,530 shares outstanding)	$ 10,872,294

Net Asset Value, Offering and Redemption Price Per Share
($10,872,294 / 1,053,530 shares of beneficial interest outstanding)	$ 10.32

Composition of Net Assets:
At June 30, 2008, Net Assets consisted of:
Paid-in-Capital	$ 11,240,081
Undistributed Net Investment Income	17,289
Accumulated Net Realized Loss From Security Transactions	(115,084)
Net Unrealized Depreciation on Investments	(269,992)
Net Assets	$ 10,872,294

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2008

Investment Income:
Dividend Income (net of $15 foreign taxes)	$ 112,794
Interest Income	8,165
Total Investment Income	120,959

Expenses:
Investment Advisory Fees	71,321
Fund Accounting Fees	24,942
Administration Fees	21,975
Professional Fees	21,495
Transfer Agent Fees	15,147
Registration & Filing Fees	11,068
Printing Expense	9,724
Chief Compliance Officer Fees	7,336
Trustees' Fees	3,378
Custody Fees	2,334
Miscellaneous Expenses	2,327
Total Expenses	191,047
Less: Expenses Waived/Reimbursed by Adviser	(91,221)
Net Expenses	99,826
Net Investment Income	21,133

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investements	(71,617)
Net Change in Unrealized Depreciation on Investements	(1,402,571)
Net Realized and Unrealized Loss on Investments	(1,474,188)

Net Decrease in Net Assets Resulting From Operations	$ (1,453,055)

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the six	For the year
	months ended	ended
	June 30, 2008	December 31, 2007
Operations:	(Unaudited)
Net Investment Income	$ 21,133	$ 40,052
Net Realized Gain (Loss) on Investments	(71,617)	44,198
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,402,571)	317,743
Net Increase (Decrease) in Net Assets
Resulting From Operations	(1,453,055)	401,993

Distributions to Shareholders From:
Net Investment Income ($0.00 and $0.04 per share, respectively)	-	(39,802)

Beneficial Interest Transactions:
Proceeds from Shares Issued (21,339 and 245,952 shares, respectively)	231,087	2,853,278
Distributions Reinvested (0 and 2,995 shares, respectively)	-	35,733
Cost of Shares Redeemed (6,272 and 2,497 shares, respectively)	(68,841)	(29,425)
Total Beneficial Interest Transactions	162,246	2,859,586

Total Increase (Decrease) in Net Assets	(1,290,809)	3,221,777

Net Assets:
Beginning of Period	12,163,103	8,941,326
End of Period (including undistributed net investment
income (loss) of $17,289 and $(3,844), respectively)	$ 10,872,294	$ 12,163,103

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	Six Months					March 1, 2005*
	Ended		Year Ended	Year Ended		through
	June 30, 2008		December 31, 2007	December 31, 2006		December 31, 2005
	(Unaudited)
Net Asset Value, Beginning of Period	$ 11.71		$ 11.29	$ 10.19		$ 10.00
Increase (Decrease) From Operations:
Net investment income (loss)	0.02		0.05	0.01		(0.02)
Net gain (loss) from securities
(both realized and unrealized)	(1.41)		0.41	1.10		0.25
Total from operations	(1.39)		0.46	1.11		0.23
Distributions to shareholders from
Net investment income	-		(0.04)	(0.01)		-	(d)
Net realized gains	-		-	-		(0.04)
Return of capital	-		-	-	(d)	-
Total Distributions	-		(0.04)	(0.01)		(0.04)
Net Asset Value, End of Period	$ 10.32		$ 11.71	$ 11.29		$ 10.19

Total Return (b)	(11.87)%		4.05%	10.88%		2.32%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 10,872		$ 12,163	$ 8,941		$ 4,795
Ratio of expenses to average net assets,
before reimbursement	3.35%	(c)	3.09%	5.79%		8.42%	(c)
net of reimbursement	1.75%	(c)	1.75%	1.82%		2.00%	(c)
Ratio of net investment income (loss) to
average net assets	0.37%	(c)	0.35%	0.12%		(0.27)%	(c)
Portfolio turnover rate	1%		3%	183%		0%	(e)

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Amount is less than $0.005.
(e) Rate is less than 0.5%

The accompanying notes are an integral part of these financial statements.

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2008

1.

ORGANIZATION

Free Enterprise Action Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund was organized on March 17, 2008, to acquire all the assets of the Free Enterprise Action Fund, a series of The Coventry Funds Trust, a Massachusetts business trust (the “Predecessor Fund”), in a tax-free reorganization, effective, April 18, 2008 (the “Reorganization”).  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is capital appreciation.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2008

Various inputs are used in determining the value of the Fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	10,760,556	-
Level 2– Other Significant Observable Inputs	-	-
Level 3– Significant Unobservable Inputs	-	-
Total	10,760,556	-

                                                                              *Other financial instruments include futures, forwards and swap contracts.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Management reviewed the tax positions in open tax years 2004 through 2007 and determined that the implementation of FIN 48 had no impact on the Fund’s net assets or results of operations.  As of and during the period ended June 30, 2008, the Fund did not have a liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2008

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Action Fund Management, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund.  For the six months ended June 30, 2008, the Adviser earned advisory fees of $71,321.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until April 30, 2009, so that the total annual operating expenses of the Fund do not exceed 1.75% of the Fund’s average daily net assets.  During the six months ended June 30, 2008, the Adviser waived fees of $91,221.

Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or recouped.    As of the six months ended June 30, 2008, the reimbursement that may potentially be made by the Fund is $624,657 and will expire on December 31 of the years indicated below:

2008	2009	2010
$230,343	$239,564	$154,750

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $32,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2008

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,250, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2008, the Fund incurred expenses of $7,336 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended June 30, 2008, GemCom received $2,768 for providing such services.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser receives a per meeting fee of $7,500 to be paid equally by each Fund in the Trust. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2008, amounted to $200,342 and $77,602, respectively.  The cost basis of securities for financial reporting purposes was $11,030,548.  Gross unrealized appreciation and depreciation on investments as of June 30, 2008 aggregated $1,396,762 and $1,666,754, respectively.

5.

TAX INFORMATION

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ -0-
Undistributed long-term capital gain	-0-
Total distributable earnings	$ -0-
Accumulated Capital and Other Losses	$ (41,665)
Unrealized appreciation	1,130,917
Total accumulated earnings	$1,089,252

Free Enterprise Action Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2008

The tax character of distributions paid during the year ended December 31, 2007, was as follows:

Ordinary Income	$ 39,725
Capital Gain	―
Return of Capital	77
Total Distributions Paid	$ 39,802

No distributions were paid during the six months ended June 30, 2008.

The Fund utilized $23,346 of net capital loss carryforward available to offset capital gains realized during the tax year ended December 31, 2007.  As of the latest tax year end of December 31, 2007, the Fund had net capital loss carryforwards in the amount of $41,665, which will expire in 2014.  These capital loss carryforwards can be used to offset net capital gains, if any, to the extent provided by Treasury regulations.

Free Enterprise Action Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2008

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During the Period (1/1/08 to 6/30/08)
Actual	$1,000.00	$ 881.30	$ 8.18
Hypothetical (5% return before expenses)	$1,000.00	$1,016.16	$ 8.77

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over  the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the six month period ended June 30, 2008).

PORTFOLIO COMPOSITION**

____________

**Based on total portfolio market value as of June 30, 2008

Free Enterprise Action Fund

Additional Information (Unaudited)

June 30, 2008

APPROVAL OF ADVISORY AGREEMENT

In connection with a regular Board meeting held on March 17, 2008 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of the Advisory Agreement between the Trust and the Adviser, on behalf of the Fund.  In considering the Advisory Agreement, the Board interviewed the Adviser and received materials specifically relating to the Advisory Agreement.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the existing accounts of the Adviser; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, (c) the financial condition of the Adviser.  At the Meeting, the Board noted that the Adviser had served as the investment adviser to the Predecessor Fund since its inception.

In their consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.   A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed with a representative of the Adviser the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the nature and extent of the Adviser ’s past performance as investment adviser to the Predecessor Fund, as well as other factors relating to the Adviser ’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.25% annual advisory fee based on the average net assets of the Fund.  The Trustees then discussed the proposed active management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the estimated Fund expense ratio, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 30, 2009, to ensure that Net Annual Fund Operating Expenses will not exceed 1.75% of the average daily net assets, and found it to be beneficial to shareholders.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders of the Free Enterprise Action Fund, a series of The Coventry Funds Trust, held on Friday, April 18, 2008 at 10:00 a.m. Eastern Time at the offices of Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219, shareholders of record at the close of business on March 18, 2008 voted to approve the following proposal:

Proposal 1: Approval of the Agreement and Plan of Reorganization

Shares Voted

Shares Voted Against

   In Favor

                      or Abstentions

    527,896

               484

Investment Adviser

Action Fund Management, LLC

12309 Briarbush Lane

Potomac, Maryland 20854

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th  as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-800-766-3960 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-766-3960.

Investor Information: 1-800-766-3960

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/08